UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04443

 NAME OF REGISTRANT:                     Eaton Vance Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007



 Eaton Vance Investment Trust
 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company
 Act file number        N/A

Eaton Vance California Limited Maturity Municipals Fund, a series of Eaton
 Vance Investment Trust(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:  3/31

Date of reporting period: 7/1/06-6/30/07

During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance Florida Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
 (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109

(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  3/31

 Date of reporting period: 7/1/06-6/30/07

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance New Jersey Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  3/31

 Date of reporting period: 7/1/06-6/30/07

 During the period, the Fund held no securities which required a proxy vote.



 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance New York Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  3/31

 Date of reporting period: 7/1/06-6/30/07

 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY

 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Ohio Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  3/31

 Date of reporting period: 7/1/06-6/30/07

 During the period, the Fund held no securities which required a proxy vote.


 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Pennsylvania Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109

(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109

(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  3/31

 Date of reporting period: 7/1/06-6/30/07

 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Eaton Vance Massachusetts Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)(Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  3/31

 Date of reporting period: 7/1/06-6/30/07

Eaton Vance Massachusetts Limited Maturity Municipals Fund
--------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS ST. PORT AUTH SPL FACS                                                        Agenda Number:  932634024
--------------------------------------------------------------------------------------------------------------------------
        Security:  575898AD3
    Meeting Type:  Consent
    Meeting Date:  09-Apr-2007
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     THE PLAN                                                  Mgmt          No vote

03     OPT OUT OF THE RELEASE PROVISIONS                         Mgmt          No vote

04     US CITIZEN                                                Mgmt          No vote


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Eaton Vance National Limited Maturity Municipals Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  3/31

 Date of reporting period: 7/1/06-6/30/07

Eaton Vance National Limited Maturity Municipals Fund
--------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS ST. PORT AUTH SPL FACS                                                        Agenda Number:  932634024
--------------------------------------------------------------------------------------------------------------------------
        Security:  575898AD3
    Meeting Type:  Consent
    Meeting Date:  09-Apr-2007
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     THE PLAN                                                  Mgmt          No vote

03     OPT OUT OF THE RELEASE PROVISIONS                         Mgmt          No vote

04     US CITIZEN                                                Mgmt          No vote

* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Investment Trust
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/29/2007